UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-05482

DWS High Income Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  11/30

Date of reporting period:  8/31/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of August 31, 2012 (Unaudited)

DWS High Income Trust
		Principal Amount ($) (a)	Value ($)
Corporate Bonds 117.5%
Consumer Discretionary 22.1%
AMC Entertainment, Inc., 8.75%, 6/1/2019		705,000	771,975
AMC Networks, Inc., 7.75%, 7/15/2021		90,000	101,925
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017		475,000	492,812
8.375%, 11/15/2020		235,000	259,675
AutoNation, Inc., 6.75%, 4/15/2018		300,000	336,750
Avis Budget Car Rental LLC:
8.25%, 1/15/2019		270,000	291,600
9.625%, 3/15/2018		135,000	149,850
Beazer Homes U.S.A., Inc., 9.125%, 6/15/2018		70,000	69,125
Block Communications, Inc., 144A, 7.25%, 2/1/2020		445,000	468,362
Bresnan Broadband Holdings LLC, 144A, 8.0%, 12/15/2018		530,000	561,800
Cablevision Systems Corp.:
7.75%, 4/15/2018		70,000	75,775
8.0%, 4/15/2020		70,000	77,525
Caesar's Entertainment Operating Co., Inc.:
144A, 8.5%, 2/15/2020		435,000	429,019
10.0%, 12/15/2018		230,000	144,900
11.25%, 6/1/2017		1,620,000	1,745,550
Carlson Wagonlit BV, 144A, 6.875%, 6/15/2019		245,000	254,800
CCO Holdings LLC:
5.25%, 9/30/2022		1,525,000	1,509,750
6.5%, 4/30/2021		305,000	327,113
6.625%, 1/31/2022		510,000	552,075
7.0%, 1/15/2019		125,000	135,938
7.25%, 10/30/2017		1,190,000	1,303,050
7.375%, 6/1/2020		65,000	72,150
7.875%, 4/30/2018		2,535,000	2,750,475
8.125%, 4/30/2020		75,000	84,375
Cequel Communications Holdings I LLC, 144A, 8.625%, 11/15/2017		1,900,000	2,040,125
Chester Downs & Marina LLC, 144A, 9.25%, 2/1/2020		85,000	85,850
Clear Channel Communications, Inc., 9.0%, 3/1/2021		75,000	64,313
Clear Channel Worldwide Holdings, Inc.:
Series A, 7.625%, 3/15/2020		65,000	62,075
Series B, 7.625%, 3/15/2020		655,000	635,350
Series A, 9.25%, 12/15/2017		95,000	102,838
Series B, 9.25%, 12/15/2017		145,000	157,506
Crown Media Holdings, Inc., 10.5%, 7/15/2019		155,000	170,888
Cumulus Media Holdings, Inc., 7.75%, 5/1/2019		140,000	132,300
DineEquity, Inc., 9.5%, 10/30/2018		320,000	359,200
DISH DBS Corp.:
144A, 4.625%, 7/15/2017		190,000	191,900
6.625%, 10/1/2014		590,000	637,937
6.75%, 6/1/2021		80,000	85,200
7.125%, 2/1/2016		550,000	605,000
Fontainebleau Las Vegas Holdings LLC, 144A, 11.0%, 6/15/2015 *		455,000	284
Harron Communications LP, 144A, 9.125%, 4/1/2020		325,000	351,812
Hertz Corp.:
6.75%, 4/15/2019		90,000	94,500
144A, 6.75%, 4/15/2019		250,000	262,500
7.5%, 10/15/2018		930,000	1,003,237
Levi Strauss & Co., 7.625%, 5/15/2020		200,000	213,250
Libbey Glass, Inc., 144A, 6.875%, 5/15/2020		145,000	154,606
Limited Brands, Inc., 7.0%, 5/1/2020		185,000	208,356
Lions Gate Entertainment, Inc., 144A, 10.25%, 11/1/2016		285,000	317,775
Mediacom Broadband LLC:
144A, 6.375%, 4/1/2023		465,000	463,837
8.5%, 10/15/2015		197,000	201,186
Mediacom LLC:
7.25%, 2/15/2022		125,000	132,656
9.125%, 8/15/2019		295,000	328,187
MGM Resorts International:
7.5%, 6/1/2016		105,000	109,594
7.625%, 1/15/2017		290,000	299,788
144A, 8.625%, 2/1/2019		975,000	1,038,375
9.0%, 3/15/2020		280,000	312,550
10.0%, 11/1/2016		120,000	133,650
10.375%, 5/15/2014		300,000	340,500
11.125%, 11/15/2017		405,000	450,562
Michaels Stores, Inc., 13.0%, 11/1/2016		47,000	49,762
National CineMedia LLC:
144A, 6.0%, 4/15/2022		245,000	254,800
7.875%, 7/15/2021		260,000	281,450
Norcraft Companies LP, 10.5%, 12/15/2015		1,030,000	1,024,850
Palace Entertainment Holdings LLC, 144A, 8.875%, 4/15/2017		215,000	225,213
Penske Automotive Group, Inc., 144A, 5.75%, 10/1/2022		330,000	336,600
PETCO Animal Supplies, Inc., 144A, 9.25%, 12/1/2018		165,000	183,563
Regal Entertainment Group, 9.125%, 8/15/2018		185,000	206,275
Seminole Indian Tribe of Florida:
144A, 7.75%, 10/1/2017		225,000	247,500
144A, 7.804%, 10/1/2020		410,000	413,669
Sirius XM Radio, Inc.:
144A, 5.25%, 8/15/2022		110,000	110,000
144A, 8.75%, 4/1/2015		920,000	1,048,800
Sonic Automotive, Inc.:
144A, 7.0%, 7/15/2022		115,000	122,619
Series B, 9.0%, 3/15/2018		290,000	316,825
Toys "R" Us-Delaware, Inc., 144A, 7.375%, 9/1/2016		205,000	206,538
UCI International, Inc., 8.625%, 2/15/2019		125,000	124,844
Unitymedia Hessen GmbH & Co., KG:
144A, 7.5%, 3/15/2019		515,000	564,569
144A, 8.125%, 12/1/2017		1,175,000	1,271,937
Unitymedia KabelBW GmbH, 144A, 9.625%, 12/1/2019	EUR	530,000	749,130
Univision Communications, Inc.:
144A, 6.875%, 5/15/2019		60,000	61,950
144A, 7.875%, 11/1/2020		140,000	150,150
144A, 8.5%, 5/15/2021		75,000	75,938
UPC Holding BV:
144A, 8.375%, 8/15/2020	EUR	530,000	726,631
144A, 9.75%, 4/15/2018	EUR	450,000	605,631
Videotron Ltd., 9.125%, 4/15/2018		395,000	430,550
Visant Corp., 10.0%, 10/1/2017		235,000	232,650
Visteon Corp., 6.75%, 4/15/2019		460,000	467,475
Yonkers Racing Corp., 144A, 11.375%, 7/15/2016		180,000	190,800

			35,394,775
Consumer Staples 2.7%
Alliance One International, Inc., 10.0%, 7/15/2016		155,000	157,519
B&G Foods, Inc., 7.625%, 1/15/2018		275,000	298,203
Central Garden & Pet Co., 8.25%, 3/1/2018		120,000	125,400
Constellation Brands, Inc., 6.0%, 5/1/2022		110,000	123,613
Darling International, Inc., 8.5%, 12/15/2018		465,000	526,612
Del Monte Corp., 7.625%, 2/15/2019		435,000	434,456
Dole Food Co., Inc., 144A, 8.0%, 10/1/2016		125,000	130,625
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		270,000	253,125
JBS U.S.A. LLC, 144A, 8.25%, 2/1/2020		180,000	171,900
NBTY, Inc., 9.0%, 10/1/2018		140,000	156,450
Pilgrim's Pride Corp., 7.875%, 12/15/2018		160,000	152,200
Smithfield Foods, Inc.:
6.625%, 8/15/2022		280,000	286,650
7.75%, 7/1/2017		385,000	429,756
SUPERVALU, Inc., 8.0%, 5/1/2016		210,000	187,950
Tops Holding Corp., 10.125%, 10/15/2015		360,000	380,025
TreeHouse Foods, Inc., 7.75%, 3/1/2018		290,000	316,100
U.S. Foods, Inc., 144A, 8.5%, 6/30/2019		215,000	219,838

			4,350,422
Energy 15.2%
Access Midstream Partners LP, 6.125%, 7/15/2022		380,000	394,250
Alpha Natural Resources, Inc., 6.0%, 6/1/2019		370,000	333,000
Arch Coal, Inc.:
7.0%, 6/15/2019		120,000	108,600
7.25%, 10/1/2020		115,000	104,075
7.25%, 6/15/2021		195,000	175,988
Berry Petroleum Co.:
6.75%, 11/1/2020		115,000	123,050
10.25%, 6/1/2014		380,000	425,600
BreitBurn Energy Partners LP, 8.625%, 10/15/2020		115,000	123,625
Chesapeake Energy Corp.:
6.875%, 11/15/2020		135,000	140,063
7.25%, 12/15/2018		1,490,000	1,560,775
9.5%, 2/15/2015		2,830,000	3,105,925
Chesapeake Oilfield Operating LLC, 144A, 6.625%, 11/15/2019		235,000	225,600
Cimarex Energy Co., 5.875%, 5/1/2022		240,000	256,800
CITGO Petroleum Corp., 144A, 11.5%, 7/1/2017		295,000	339,250
Cloud Peak Energy Resources LLC:
8.25%, 12/15/2017		140,000	151,900
8.5%, 12/15/2019		140,000	155,400
CONSOL Energy, Inc.:
6.375%, 3/1/2021		95,000	94,050
8.0%, 4/1/2017		310,000	334,025
Continental Resources, Inc.:
144A, 5.0%, 9/15/2022		190,000	198,075
7.125%, 4/1/2021		175,000	196,000
7.375%, 10/1/2020		200,000	224,500
8.25%, 10/1/2019		105,000	118,650
Crosstex Energy LP:
144A, 7.125%, 6/1/2022		115,000	114,425
8.875%, 2/15/2018		345,000	368,288
Dresser-Rand Group, Inc., 6.5%, 5/1/2021		425,000	446,250
Eagle Rock Energy Partners LP, 8.375%, 6/1/2019		290,000	282,750
El Paso LLC, 7.25%, 6/1/2018		455,000	525,399
EP Energy LLC:
144A, 6.875%, 5/1/2019		395,000	423,638
144A, 7.75%, 9/1/2022		95,000	95,238
144A, 9.375%, 5/1/2020		90,000	97,875
EV Energy Partners LP, 8.0%, 4/15/2019		985,000	1,017,012
Frontier Oil Corp., 8.5%, 9/15/2016		300,000	313,140
Genesis Energy LP, 7.875%, 12/15/2018		250,000	263,125
Global Geophysical Services, Inc., 10.5%, 5/1/2017		380,000	350,550
Halcon Resources Corp., 144A, 9.75%, 7/15/2020		175,000	178,500
Holly Energy Partners LP, 144A, 6.5%, 3/1/2020		125,000	130,625
HollyFrontier Corp., 9.875%, 6/15/2017		530,000	581,675
Kodiak Oil & Gas Corp., 144A, 8.125%, 12/1/2019		190,000	201,875
Linn Energy LLC:
144A, 6.25%, 11/1/2019		635,000	627,062
144A, 6.5%, 5/15/2019		140,000	139,300
MarkWest Energy Partners LP, 5.5%, 2/15/2023		280,000	286,300
MEG Energy Corp.:
144A, 6.375%, 1/30/2023		455,000	474,337
144A, 6.5%, 3/15/2021		240,000	252,600
Newfield Exploration Co.:
5.75%, 1/30/2022		450,000	492,750
7.125%, 5/15/2018		1,160,000	1,226,700
Northern Oil & Gas, Inc., 144A, 8.0%, 6/1/2020		610,000	622,200
Oasis Petroleum, Inc.:
6.5%, 11/1/2021		180,000	183,600
7.25%, 2/1/2019		415,000	437,825
Offshore Group Investment Ltd.:
144A, 11.5%, 8/1/2015		55,000	60,775
11.5%, 8/1/2015		155,000	171,275
OGX Austria GmbH, 144A, 8.375%, 4/1/2022		200,000	170,000
Peabody Energy Corp.:
144A, 6.0%, 11/15/2018		150,000	153,375
144A, 6.25%, 11/15/2021		175,000	178,063
Plains Exploration & Production Co.:
6.125%, 6/15/2019		265,000	279,575
6.75%, 2/1/2022		605,000	653,400
7.625%, 6/1/2018		340,000	365,500
Regency Energy Partners LP, 6.875%, 12/1/2018		210,000	226,800
SandRidge Energy, Inc., 7.5%, 3/15/2021		135,000	136,688
SESI LLC:
6.375%, 5/1/2019		245,000	259,700
7.125%, 12/15/2021		795,000	884,437
Stone Energy Corp., 8.625%, 2/1/2017		70,000	73,500
Swift Energy Co., 7.875%, 3/1/2022		485,000	504,400
Venoco, Inc., 8.875%, 2/15/2019		305,000	272,975
WPX Energy, Inc.:
5.25%, 1/15/2017		505,000	531,512
6.0%, 1/15/2022		370,000	392,200

			24,336,415
Financials 22.8%
Abengoa Finance SAU, 144A, 8.875%, 11/1/2017		245,000	211,925
AerCap Aviation Solutions BV, 144A, 6.375%, 5/30/2017		790,000	805,800
Ally Financial, Inc.:
4.625%, 6/26/2015		1,070,000	1,098,100
5.5%, 2/15/2017		440,000	457,648
6.25%, 12/1/2017		550,000	594,279
8.0%, 3/15/2020		705,000	824,850
8.3%, 2/12/2015		805,000	893,550
AmeriGas Finance LLC:
6.75%, 5/20/2020		125,000	133,125
7.0%, 5/20/2022		125,000	133,438
Antero Resources Finance Corp.:
7.25%, 8/1/2019		305,000	325,588
9.375%, 12/1/2017		195,000	214,988
AWAS Aviation Capital Ltd., 144A, 7.0%, 10/17/2016		522,160	550,879
Banco Bradesco SA, 144A, 5.75%, 3/1/2022		920,000	970,600
Calpine Construction Finance Co., LP, 144A, 8.0%, 6/1/2016		455,000	491,969
Case New Holland, Inc., 7.875%, 12/1/2017		645,000	757,875
CIT Group, Inc.:
4.25%, 8/15/2017		560,000	567,907
144A, 4.75%, 2/15/2015		1,880,000	1,955,200
5.0%, 5/15/2017		230,000	239,775
5.25%, 3/15/2018		645,000	672,412
144A, 7.0%, 5/2/2017		408,865	409,274
DPL, Inc., 144A, 6.5%, 10/15/2016		1,380,000	1,518,000
DuPont Fabros Technology LP, (REIT), 8.5%, 12/15/2017		420,000	464,100
E*TRADE Financial Corp.:
6.75%, 6/1/2016		385,000	400,400
12.5%, 11/30/2017		759,000	866,209
Fibria Overseas Finance Ltd., 144A, 6.75%, 3/3/2021		150,000	156,000
Ford Motor Credit Co., LLC:
3.875%, 1/15/2015		2,780,000	2,892,707
5.0%, 5/15/2018		435,000	468,183
5.875%, 8/2/2021		325,000	358,932
6.625%, 8/15/2017		360,000	413,850
8.125%, 1/15/2020		225,000	278,585
Fresenius Medical Care U.S. Finance II, Inc.:
144A, 5.625%, 7/31/2019		250,000	267,188
144A, 5.875%, 1/31/2022		220,000	233,750
Fresenius Medical Care U.S. Finance, Inc.:
144A, 5.75%, 2/15/2021		190,000	200,213
144A, 6.5%, 9/15/2018		125,000	140,156
Hellas Telecommunications Finance SCA, 144A, 8.985% **, 7/15/2015 (PIK) *	EUR	294,810	222
Hexion U.S. Finance Corp.:
6.625%, 4/15/2020		110,000	111,100
8.875%, 2/1/2018		1,465,000	1,475,987
International Lease Finance Corp.:
5.75%, 5/15/2016		115,000	119,998
6.25%, 5/15/2019		290,000	303,050
8.625%, 9/15/2015		245,000	274,706
8.625%, 1/15/2022		350,000	412,125
8.75%, 3/15/2017		1,035,000	1,198,012
Kinder Morgan Finance Co., LLC, 144A, 6.0%, 1/15/2018		450,000	479,896
Level 3 Financing, Inc.:
144A, 7.0%, 6/1/2020		260,000	258,700
8.125%, 7/1/2019		215,000	225,213
8.625%, 7/15/2020		180,000	192,600
MPT Operating Partnership LP:
(REIT), 6.375%, 2/15/2022		210,000	221,550
(REIT), 6.875%, 5/1/2021		305,000	331,687
National Money Mart Co., 10.375%, 12/15/2016		385,000	429,756
Neuberger Berman Group LLC:
144A, 5.625%, 3/15/2020		190,000	200,925
144A, 5.875%, 3/15/2022		310,000	329,375
NII Capital Corp., 7.625%, 4/1/2021		220,000	169,950
Nuveen Investments, Inc., 10.5%, 11/15/2015		525,000	534,187
Pinnacle Foods Finance LLC:
8.25%, 9/1/2017		430,000	455,800
9.25%, 4/1/2015		253,000	259,641
Reynolds Group Issuer, Inc.:
6.875%, 2/15/2021		580,000	627,850
7.125%, 4/15/2019		995,000	1,072,112
8.25%, 2/15/2021		120,000	117,900
9.0%, 4/15/2019		105,000	106,706
9.875%, 8/15/2019		100,000	105,750
Schaeffler Finance BV:
144A, 7.75%, 2/15/2017		475,000	514,187
144A, 7.75%, 2/15/2017	EUR	325,000	441,496
144A, 8.5%, 2/15/2019		200,000	219,500
144A, 8.75%, 2/15/2019	EUR	100,000	138,986
Tronox Finance LLC, 144A, 6.375%, 8/15/2020		275,000	277,750
UPCB Finance III Ltd., 144A, 6.625%, 7/1/2020		195,000	206,213
UPCB Finance V Ltd., 144A, 7.25%, 11/15/2021		235,000	256,150
UR Merger Sub Corp.:
144A, 5.75%, 7/15/2018		425,000	449,437
144A, 7.375%, 5/15/2020		350,000	371,000
144A, 7.625%, 4/15/2022		350,000	378,000
10.875%, 6/15/2016		130,000	145,438
Virgin Media Finance PLC, Series 1, 9.5%, 8/15/2016		675,000	754,312
Virgin Media Secured Finance PLC, 6.5%, 1/15/2018		1,130,000	1,231,700
Wind Acquisition Finance SA, 144A, 7.25%, 2/15/2018		280,000	257,600

			36,624,022
Health Care 8.0%
Aviv Healthcare Properties LP, 7.75%, 2/15/2019		565,000	587,600
Community Health Systems, Inc.:
5.125%, 8/15/2018		1,240,000	1,278,750
7.125%, 7/15/2020		455,000	476,612
HCA Holdings, Inc., 7.75%, 5/15/2021		605,000	657,937
HCA, Inc.:
5.875%, 3/15/2022		315,000	335,081
6.5%, 2/15/2020		3,645,000	4,004,944
7.5%, 2/15/2022		915,000	1,017,937
7.875%, 2/15/2020		855,000	954,394
8.5%, 4/15/2019		335,000	377,713
9.875%, 2/15/2017		224,000	241,920
Hologic, Inc., 144A, 6.25%, 8/1/2020		230,000	243,513
Mylan, Inc., 144A, 7.875%, 7/15/2020		150,000	169,500
Physio-Control International, Inc., 144A, 9.875%, 1/15/2019		180,000	194,400
STHI Holding Corp., 144A, 8.0%, 3/15/2018		180,000	191,700
Tenet Healthcare Corp., 6.25%, 11/1/2018		1,475,000	1,601,297
Warner Chilcott Co., LLC, 7.75%, 9/15/2018		430,000	463,325

			12,796,623
Industrials 8.6%
Accuride Corp., 9.5%, 8/1/2018		235,000	237,937
Aguila 3 SA, 144A, 7.875%, 1/31/2018		520,000	547,950
Air Lease Corp., 144A, 5.625%, 4/1/2017		530,000	528,675
ARAMARK Corp., 8.5%, 2/1/2015		530,000	543,255
ARAMARK Holdings Corp., 144A, 8.625%, 5/1/2016 (PIK)		55,000	56,307
BE Aerospace, Inc., 6.875%, 10/1/2020		190,000	210,188
Belden, Inc., 144A, 5.5%, 9/1/2022		380,000	380,950
Bombardier, Inc.:
144A, 5.75%, 3/15/2022		385,000	389,812
144A, 7.75%, 3/15/2020		1,365,000	1,535,625
Briggs & Stratton Corp., 6.875%, 12/15/2020		210,000	227,850
Casella Waste Systems, Inc., 7.75%, 2/15/2019		645,000	638,550
Cenveo Corp., 8.875%, 2/1/2018		555,000	505,050
CHC Helicopter SA, 9.25%, 10/15/2020		425,000	433,500
Ducommun, Inc., 9.75%, 7/15/2018		180,000	188,325
DynCorp International, Inc., 10.375%, 7/1/2017		505,000	426,725
Florida East Coast Railway Corp., 8.125%, 2/1/2017		115,000	120,750
FTI Consulting, Inc., 6.75%, 10/1/2020		850,000	907,375
Garda World Security Corp., 144A, 9.75%, 3/15/2017		195,000	205,725
Huntington Ingalls Industries, Inc.:
6.875%, 3/15/2018		305,000	326,350
7.125%, 3/15/2021		60,000	64,950
Interline Brands, Inc., 7.0%, 11/15/2018		300,000	319,125
Iron Mountain, Inc., 5.75%, 8/15/2024		385,000	388,850
Kansas City Southern de Mexico SA de CV, 8.0%, 2/1/2018		700,000	780,500
Meritor, Inc.:
8.125%, 9/15/2015		155,000	160,619
10.625%, 3/15/2018		185,000	191,706
Navios Maritime Holdings, Inc.:
8.125%, 2/15/2019		400,000	349,000
144A, 8.875%, 11/1/2017		130,000	131,138
Navios South American Logistics, Inc., 9.25%, 4/15/2019		155,000	143,375
Nortek, Inc., 8.5%, 4/15/2021		380,000	403,750
Ply Gem Industries, Inc., 13.125%, 7/15/2014		80,000	83,200
RBS Global, Inc. & Rexnord Corp., 8.5%, 5/1/2018		690,000	759,000
Spirit AeroSystems, Inc.:
6.75%, 12/15/2020		205,000	222,938
7.5%, 10/1/2017		210,000	227,850
Titan International, Inc., 7.875%, 10/1/2017		535,000	560,412
TransDigm, Inc., 7.75%, 12/15/2018		380,000	423,225
Welltec AS, 144A, 8.0%, 2/1/2019		200,000	203,500

			13,824,037
Information Technology 5.6%
Aspect Software, Inc., 10.625%, 5/15/2017		350,000	364,000
Avaya, Inc., 144A, 7.0%, 4/1/2019		870,000	796,050
CDW LLC, 8.5%, 4/1/2019		470,000	514,650
CommScope, Inc., 144A, 8.25%, 1/15/2019		495,000	530,269
eAccess Ltd., 144A, 8.25%, 4/1/2018		180,000	163,800
Equinix, Inc.:
7.0%, 7/15/2021		250,000	280,625
8.125%, 3/1/2018		885,000	982,350
Fidelity National Information Services, Inc.:
5.0%, 3/15/2022		125,000	130,000
7.625%, 7/15/2017		65,000	71,500
First Data Corp.:
144A, 6.75%, 11/1/2020		110,000	109,175
144A, 7.375%, 6/15/2019		280,000	289,100
144A, 8.875%, 8/15/2020		500,000	545,000
Freescale Semiconductor, Inc., 144A, 9.25%, 4/15/2018		1,110,000	1,201,575
Hughes Satellite Systems Corp.:
6.5%, 6/15/2019		540,000	578,475
7.625%, 6/15/2021		245,000	270,725
Jabil Circuit, Inc.:
5.625%, 12/15/2020		315,000	339,413
7.75%, 7/15/2016		135,000	155,925
MasTec, Inc., 7.625%, 2/1/2017		405,000	421,200
Nuance Communications, Inc., 144A, 5.375%, 8/15/2020		190,000	194,275
Sanmina-SCI Corp., 144A, 7.0%, 5/15/2019		130,000	130,650
Seagate HDD Cayman, 7.0%, 11/1/2021		75,000	80,250
Sensata Technologies BV, 144A, 6.5%, 5/15/2019		305,000	321,775
SunGard Data Systems, Inc., 10.25%, 8/15/2015		410,000	419,737
ViaSat, Inc., 6.875%, 6/15/2020		60,000	61,575

			8,952,094
Materials 11.9%
Aleris International, Inc., 7.625%, 2/15/2018		115,000	119,888
APERAM, 144A, 7.375%, 4/1/2016		230,000	200,675
Appleton Papers, Inc., 11.25%, 12/15/2015		202,000	202,000
Ball Corp., 7.375%, 9/1/2019		135,000	150,863
Berry Plastics Corp.:
8.25%, 11/15/2015		630,000	663,075
9.5%, 5/15/2018		190,000	205,200
9.75%, 1/15/2021		230,000	254,725
Beverage Packaging Holdings Luxembourg II SA, 144A, 8.0%, 12/15/2016	EUR	140,000	172,570
BWAY Parent Co., Inc., 10.125%, 11/1/2015 (PIK)		134,989	137,014
Clearwater Paper Corp., 7.125%, 11/1/2018		395,000	431,537
Compass Minerals International, Inc., 8.0%, 6/1/2019		380,000	412,300
Crown Americas LLC:
6.25%, 2/1/2021		55,000	60,775
7.625%, 5/15/2017		1,345,000	1,445,875
Essar Steel Algoma, Inc.:
144A, 9.375%, 3/15/2015		655,000	635,350
144A, 9.875%, 6/15/2015		250,000	201,250
Exopack Holding Corp., 10.0%, 6/1/2018		245,000	240,100
FMG Resources (August 2006) Pty Ltd.:
144A, 6.0%, 4/1/2017		380,000	358,150
144A, 6.875%, 4/1/2022		270,000	248,400
144A, 7.0%, 11/1/2015		440,000	432,300
144A, 8.25%, 11/1/2019		305,000	303,475
GEO Specialty Chemicals, Inc., 10.0%, 3/31/2015		764,160	763,243
Graphic Packaging International, Inc.:
7.875%, 10/1/2018		70,000	78,050
9.5%, 6/15/2017		750,000	826,875
Greif, Inc., 7.75%, 8/1/2019		110,000	125,950
Huntsman International LLC:
8.625%, 3/15/2020		350,000	399,000
8.625%, 3/15/2021		140,000	160,300
Ineos Finance PLC, 144A, 9.0%, 5/15/2015		155,000	164,300
JMC Steel Group, 144A, 8.25%, 3/15/2018		180,000	184,050
Kaiser Aluminum Corp., 144A, 8.25%, 6/1/2020		300,000	318,000
KGHM International Ltd., 144A, 7.75%, 6/15/2019		660,000	679,800
Koppers, Inc., 7.875%, 12/1/2019		425,000	464,312
Kraton Polymers LLC, 6.75%, 3/1/2019		250,000	256,250
Longview Fibre Paper & Packaging, Inc., 144A, 8.0%, 6/1/2016		180,000	186,300
LyondellBasell Industries NV:
5.0%, 4/15/2019		390,000	413,400
6.0%, 11/15/2021		120,000	136,800
Molycorp, Inc., 144A, 10.0%, 6/1/2020		235,000	223,250
Momentive Performance Materials, Inc., 9.5%, 1/15/2021	EUR	200,000	166,030
Novelis, Inc.:
8.375%, 12/15/2017		905,000	1,000,025
8.75%, 12/15/2020		435,000	486,112
OI European Group BV, 144A, 6.75%, 9/15/2020	EUR	195,000	269,798
Owens-Brockway Glass Container, Inc., 7.375%, 5/15/2016		1,960,000	2,234,400
Packaging Dynamics Corp., 144A, 8.75%, 2/1/2016		270,000	286,537
Polymer Group, Inc., 7.75%, 2/1/2019		310,000	332,475
Rain CII Carbon LLC, 144A, 8.0%, 12/1/2018		275,000	282,563
United States Steel Corp., 7.375%, 4/1/2020		490,000	483,875
Viskase Companies, Inc., 144A, 9.875%, 1/15/2018		455,000	475,475
Vulcan Materials Co., 6.5%, 12/1/2016		620,000	666,500
Wolverine Tube, Inc., 6.0%, 6/28/2014		123,850	121,249

			19,060,441
Telecommunication Services 16.7%
CC Holdings GS V LLC, 144A, 7.75%, 5/1/2017		125,000	134,375
Cincinnati Bell, Inc.:
8.25%, 10/15/2017		960,000	1,027,200
8.375%, 10/15/2020		1,050,000	1,113,000
8.75%, 3/15/2018		1,295,000	1,307,950
CPI International, Inc., 8.0%, 2/15/2018		135,000	126,900
Cricket Communications, Inc.:
7.75%, 5/15/2016		995,000	1,049,725
7.75%, 10/15/2020		1,810,000	1,755,700
10.0%, 7/15/2015		730,000	753,725
Crown Castle International Corp., 7.125%, 11/1/2019		280,000	304,500
Digicel Group Ltd., 144A, 10.5%, 4/15/2018		260,000	280,800
Digicel Ltd.:
144A, 7.0%, 2/15/2020		200,000	199,000
144A, 8.25%, 9/1/2017		1,625,000	1,722,500
ERC Ireland Preferred Equity Ltd., 144A, 7.69% **, 2/15/2017 (PIK) *	EUR	529,971	200
Frontier Communications Corp.:
7.125%, 1/15/2023		405,000	412,088
7.875%, 4/15/2015		47,000	52,288
8.25%, 4/15/2017		405,000	451,575
8.5%, 4/15/2020		540,000	602,100
8.75%, 4/15/2022		70,000	78,050
Intelsat Jackson Holdings SA:
7.25%, 10/15/2020		715,000	772,200
7.5%, 4/1/2021		920,000	998,200
8.5%, 11/1/2019		620,000	685,100
Intelsat Luxembourg SA:
11.25%, 2/4/2017		1,315,000	1,380,750
11.5%, 2/4/2017 (PIK)		1,763,437	1,851,609
iPCS, Inc., 2.57% **, 5/1/2013		180,000	178,650
Level 3 Communications, Inc., 144A, 8.875%, 6/1/2019		30,000	30,600
MetroPCS Wireless, Inc.:
6.625%, 11/15/2020		350,000	362,250
7.875%, 9/1/2018		435,000	467,625
Nextel Communications, Inc., Series D, 7.375%, 8/1/2015		319,000	320,595
Pacnet Ltd., 144A, 9.25%, 11/9/2015		200,000	190,500
Qwest Communications International, Inc., 7.125%, 4/1/2018		2,595,000	2,759,782
SBA Telecommunications, Inc., 8.25%, 8/15/2019		97,000	107,670
Sprint Nextel Corp.:
6.0%, 12/1/2016		2,230,000	2,274,600
9.125%, 3/1/2017		180,000	201,600
Syniverse Holdings, Inc., 9.125%, 1/15/2019		65,000	70,200
Telesat Canada, 144A, 6.0%, 5/15/2017		305,000	317,200
West Corp.:
7.875%, 1/15/2019		75,000	74,250
8.625%, 10/1/2018		40,000	40,600
Windstream Corp.:
7.0%, 3/15/2019		515,000	521,437
7.5%, 4/1/2023		350,000	355,250
7.75%, 10/15/2020		185,000	194,250
7.875%, 11/1/2017		710,000	772,125
8.125%, 9/1/2018		300,000	319,500
Zayo Group LLC, 8.125%, 1/1/2020		120,000	127,500

			26,745,719
Utilities 3.9%
AES Corp.:
7.75%, 10/15/2015		1,135,000	1,282,550
8.0%, 10/15/2017		440,000	513,700
8.0%, 6/1/2020		480,000	559,200
Calpine Corp.:
144A, 7.5%, 2/15/2021		490,000	543,900
144A, 7.875%, 7/31/2020		345,000	388,125
Edison Mission Energy, 7.0%, 5/15/2017		525,000	275,625
Energy Future Holdings Corp., Series Q, 6.5%, 11/15/2024		600,000	342,000
Energy Future Intermediate Holding Co., LLC, 10.0%, 12/1/2020		70,000	78,575
IPALCO Enterprises, Inc.:
5.0%, 5/1/2018		715,000	745,387
144A, 7.25%, 4/1/2016		315,000	352,800
NRG Energy, Inc.:
7.375%, 1/15/2017		900,000	936,000
7.625%, 1/15/2018		210,000	224,700
8.25%, 9/1/2020		75,000	80,813

			6,323,375

Total Corporate Bonds (Cost $180,489,638)			188,407,923
Government & Agency Obligations 3.5%
Sovereign Bonds
Republic of Croatia, 144A, 6.25%, 4/27/2017		690,000	728,474
Republic of Poland, 5.125%, 4/21/2021		2,110,000	2,447,600
Russian Federation, 144A, 5.0%, 4/29/2020		2,165,000	2,468,100

Total Government & Agency Obligations (Cost $4,982,182)			5,644,174
Loan Participations and Assignments 13.8%
Senior Loans ** 13.3%
Alliance Mortgage Cycle Loan, Term Loan A, 9.5%, 6/15/2020 *		466,667	0
Buffets, Inc., Letter of Credit, First Lien, LIBOR plus 9.25%, 4/22/2015 *		82,044	38,150
Caesars Entertainment Operating Co., Term Loan B6, 5.486%, 1/26/2018		120,000	105,862
Clear Channel Communication, Inc., Term Loan B, 3.882%, 1/28/2016		286,320	223,152
Crown Castle International Corp., Term Loan B, 4.0%, 1/31/2019		2,978,000	2,981,052
Cumulus Media Holdings, Inc., Second Lien Term Loan, 7.5%, 9/16/2019		375,000	377,344
Del Monte Foods Co., Term Loan, 4.5%, 3/8/2018		1,054,635	1,044,089
First Data Corp., Term Loan, LIBOR plus 2.75%, 9/24/2014		920,000	910,013
Goodyear Tire & Rubber Co., Second Lien Term Loan, 4.75%, 4/30/2019		1,640,000	1,637,950
Ineos U.S. Finance LLC, 6 year Term Loan, 6.5%, 5/4/2018		997,500	1,001,555
Kabel Deutschland GmbH, Term Loan F, 4.25%, 2/1/2019		3,040,000	3,045,062
Lord & Taylor Holdings LLC, Term Loan B, 6.75%, 1/11/2019		686,550	692,846
MetroPCS Wireless, Inc., Term Loan, 4.0%, 3/16/2018		820,000	820,295
PETCO Animal Supplies, Inc., Term Loan, 4.5%, 11/24/2017		441,000	442,380
Pilot Travel Centers LLC:
Term Loan B, 4.25%, 3/30/2018		330,000	330,990
Term Loan B2, 4.25%, 8/7/2019		365,000	366,712
Pinnacle Foods Finance LLC, Term Loan F, 4.75%, 10/17/2018		655,000	653,363
Sealed Air Corp., Term Loan B, 4.75%, 10/3/2018		436,100	439,689
Tomkins LLC, Term Loan B, 4.25%, 9/29/2016		2,791,219	2,806,920
TowerCo Finance LLC, Term Loan B, 4.5%, 2/2/2017		370,313	370,929
Transdigm, Inc., Term Loan B2, 4.0%, 2/14/2017		1,566,065	1,578,140
Univision Communications, Inc., Term Loan, 4.815%, 3/31/2017		490,022	475,169
Warner Chilcott Co., LLC, Term Loan B2, 4.25%, 3/15/2018		175,285	174,810
Warner Chilcott Corp.:
Incremental Term Loan B1, 4.25%, 3/15/2018		133,128	132,767
Term Loan B1, 4.25%, 3/15/2018		350,570	349,620
WC Luxco SARL, Term Loan B3, 4.25%, 3/15/2018		241,017	240,364

			21,239,223
Sovereign Loan 0.5%
VTB Bank OJSC, 144A, 6.315%, 2/22/2018		750,000	772,663

Total Loan Participations and Assignments (Cost $22,370,755)			22,011,886
Convertible Bonds 0.7%
Consumer Discretionary 0.2%
Group 1 Automotive, Inc., 3.0%, 3/15/2020		195,000	312,975
Industrials 0.0%
Meritor, Inc., Step-down Coupon, 4.625% to 3/1/2016, 0% to 3/1/2026		70,000	61,513
Materials 0.5%
GEO Specialty Chemicals Inc., 144A, 7.5%, 3/31/2015 (PIK)		776,436	758,345

Total Convertible Bonds (Cost $1,021,107)			1,132,833
Preferred Security 0.4%
Materials
Hercules, Inc., 6.5%, 6/30/2029 (Cost $400,833)		810,000	680,400

	Units	Value ($)
Other Investments 0.0%
Consumer Discretionary
AOT Bedding Super Holdings LLC* (b) (Cost $25,000)	25	24,190

	Shares	Value ($)
Common Stocks 0.1%
Consumer Discretionary 0.0%
Postmedia Network Canada Corp.*	8,619	12,022
Trump Entertainment Resorts, Inc.*	51	0
Vertis Holdings, Inc.*	520	0

		12,022
Industrials 0.0%
Congoleum Corp.*	14,300	0
Quad Graphics, Inc.	44	806

		806
Materials 0.1%
GEO Specialty Chemicals, Inc.*	14,091	5,284
GEO Specialty Chemicals, Inc. 144A*	1,283	481
Wolverine Tube, Inc.*	5,489	132,560

		138,325

Total Common Stocks (Cost $394,162)		151,153
Preferred Stock 0.1%
Financials 0.1%
Ally Financial, Inc., 144A, 7.0% (Cost $213,263)	235	214,004
Warrants 0.0%
Consumer Discretionary 0.0%
Reader's Digest Association, Inc., Expiration Date 2/19/2014*	972	165
Materials 0.0%
GEO Specialty Chemicals, Inc., Expiration Date 3/31/2015*	71,669	26,231
Hercules Trust II, Expiration Date 3/31/2029*	775	10,145

		36,376

Total Warrants (Cost $124,997)		36,541
Cash Equivalents 4.5%
Central Cash Management Fund, 0.14% (c) (Cost $7,167,890)	7,167,890	7,167,890

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $217,189,827) †	140.6	225,470,994
Notes Payable	(39.3)	(63,000,000)
Other Assets and Liabilities, Net	(1.3)	(2,133,286)

Net Assets	100.0	160,337,708

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents bonds and senior loans that are in default:

Security	Coupon	Maturity Date	Principal Amount	Cost ($)	Value ($)
Alliance Mortgage Cycle Loan*	9.5%	6/15/2020	466,667 USD	467,631	0
Buffets, Inc.*	LIBOR plus 9.25%	4/22/2015	82,044 USD	79,175	38,150
ERC Ireland Preferred Equity Ltd.*	7.69%	2/15/2017	529,971 EUR	721,442	200
Fontainebleau Las Vegas Holdings LLC*	11.0%	6/15/2015	455,000 USD	456,800	284
Hellas Telecommunications Finance SCA*	8.985%	7/15/2015	294,810 EUR	84,504	222
				1,809,552	38,856

*	Non-income producing security.
**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of August 31, 2012.

†
The cost for federal income tax purposes was $222,652,754.  At August 31, 2012, net unrealized appreciation for all securities based on tax cost was $2,818,240.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $11,632,461 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $8,814,221.

(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)
The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities").  Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933.  The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security.  Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell.  This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund.  The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
AOT Bedding Super Holdings LLC*	June 2010	25,000	24,190	0.02

(c) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LIBOR: London Interbank Offered Rate
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REIT: Real Estate Investment Trust

At August 31, 2012, open credit default swap contracts sold were as follows:

Effective/ Expiration Date	Notional Amount ($) (d)	Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (e)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)

6/21/2010 9/20/2013	405,0001	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	20,910	4,964	15,946
6/21/2010 9/20/2013	865,0002	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	44,660	(4,305)	48,965
6/21/2010 9/20/2015	1,220,0003	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	111,318	(27,925)	139,243
12/20/2011 3/20/2017	440,0004	5.0%	CIT Group, Inc., 5.5%, 2/15/2019, BB-	39,201	16,880	22,321
Total unrealized appreciation					226,475

(d)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation.

(e)	The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings.

Counterparties:
1	Citigroup, Inc.
2	The Goldman Sachs & Co.
3	Bank of America
4	Credit Suisse

As of August 31, 2012, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

USD	261,502	EUR	211,800	9/6/2012	4,916	Citigroup, Inc.
USD	273,774	EUR	224,200	9/6/2012	8,242	JPMorgan Chase Securities, Inc.
Total unrealized appreciation					13,158

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

EUR	2,987,900	USD	3,653,694	9/6/2012	(104,714)	JPMorgan Chase Securities, Inc.
EUR	48,000	USD	59,516	9/6/2012	(862)	Citigroup, Inc.
Total unrealized depreciation					(105,576)

Currency Abbreviations

EUR	Euro
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(f)
Corporate Bonds	$—	$187,523,431	$884,492	$188,407,923
Government & Agency Obligations	—	5,644,174	—	5,644,174
Loan Participations and Assignments	—	22,011,886	0	22,011,886
Convertible Bonds	—	374,488	758,345	1,132,833
Preferred Security	—	680,400	—	680,400
Other Investments	—	—	24,190	24,190
Common Stocks(f)	12,828	—	138,325	151,153
Preferred Stock	—	214,004	—	214,004
Warrants(f)	—	—	36,541	36,541
Short-Term Investments	7,167,890	—	—	7,167,890
Derivatives(g)	—	239,633	—	239,633
Total	$7,180,718	$216,688,016	$1,841,893	$225,710,627

Liabilities
Derivatives(g)	—	$(105,576)	—	$(105,576)
Total	—	$(105,576)	—	$(105,576)

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended August 31, 2012.
(f)	See Investment Portfolio for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on credit default swap contracts and forward foreign currency exchange contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

	Corporate Bonds	Convertible Bonds	Loan Participations and Assignments	Other Investments	Common Stocks	Warrants	Total
Balance as of November 30, 2011	$ 971,048	$ 668,511	$ 0	$ 25,000	$ 152,871	$ 8,120	$ 1,825,550
Realized gain (loss)	(613,246)	84,760	—	—	—	—	(528,486)
Change in unrealized appreciation (depreciation)	605,256	—	0	(810)	(14,546)	28,421	618,321
Amortization premium/discount	6,184	5,074	—	—	—	—	11,258
Purchases	13,731	—	—	—	—	—	13,731
(Sales)	(98,481)	—	—	—	—	—	(98,481)
Transfers into Level 3	—	—	—	—	—	—	—
Transfers (out) of Level 3	—	—	—	—	—	—	—
Balance as of August 31, 2012	$ 884,492	$ 758,345	$ 0	$ 24,190	$ 138,325	$ 36,541	$ 1,841,893
Net change in unrealized appreciation (depreciation) from investments still held at August 31, 2012	$ 6,527	$ 84,760	$ 0	$ (810)	$ (14,546)	$ 28,421	$ 104,352

Transfers between price levels are recognized at the beginning of the reporting period.

Quantitative Disclosure About Significant Unobservable Inputs

Asset Class	Fair Value at 8/31/12	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
Other Investments
Consumer Discretionary	$24,190	Asset Valuation	Book Value of Equity	$967.58 per share
			Discount for Lack of Marketability	20%
Common Stocks
Consumer Discretionary	$0	Market Approach	EV/EBITDA Multiple	5.0-5.5 (5.0)
			Discount for Lack of Marketability	10%-20%
Industrials	$0	Book Value	Book Value of Equity	0
Materials	$138,325	Market Approach	EV/EBITDA Multiple	4.5-6.42
			Discount for Lack of Marketability	25%-30%
Warrants
Consumer Discretionary	$165	Broker Quote	Discount for Lack of Marketability	20%
Materials	$10,145	Black Scholes Option Pricing Model	Implied Volatility	39%
			Discount for Lack of Marketability	20%
	$26,231	Market Approach	EV/EBITDA Multiple	4.5
			Discount for Lack of Marketability	30%
Loan Participations & Assignments
Senior Loans	$0	Market Approach	Evaluated Approach	0
Corporate Bonds
Materials	$121,249	Discounted Cash Flow Methodology	Discount Rate	15%
			Discount for Lack of Marketability	10%
	$763,243	Discounted Cash Flow Methodology	Discount Rate	10.05%
			Discount for Lack of Marketability	10%
Convertible Bond
Materials	$758,345	Convertible Bond Methodology	EV/EBITDA Multiple	4.5
			Discount for Lack of Marketability	30%

Qualitative Disclosure About Unobservable Inputs

Significant unobservable inputs developed by the Pricing Committee and used in the fair value measurement of the Fund’s equity investments include book value of equity with a discount for lack of marketability and enterprise value (EV) to earnings before interest, taxes, depreciation and amortization (EBITDA) ratio with a discount for lack of marketability.  A significant change in the EV to EBITDA ratio may result in a significant change in the fair value measurement, while a significant change in the discount for lack of marketability is unlikely to result in a materially higher or lower fair value measurement.

Significant unobservable inputs developed by the Pricing Committee and used in the fair value measurement of the Fund’s fixed income investments include the discounted cash flow methodology.  A significant change in the discount rate could have a material change on the fair value measurement, while a significant change in the discount for lack of marketability is unlikely to result in a materially higher or lower fair value measurement.  Generally, there is an inverse relationship between the discount rate and the fair value measurement of a fixed income investment.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of August 31, 2012 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Swaps	Forward Currency Contracts
Credit Contracts	$226,475	$—
Foreign Exchange Contracts	$—	$(92,418)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS High Income Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	October 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	October 24, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	October 24, 2012